Accounts Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivables, Net [Abstract]
Schedule of Accounts Receivables, Net	Accounts receivables, net consist of the following:
	December 31, 2025	December 31, 2024
Accounts receivable	$26,634,057	$17,401,756
Allowance for credit losses	-	-
Total, net	$26,634,057	$17,401,756